Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date		rr_ProspectusDate	Jun. 26, 2015
Class A, B, C, R and Y | INVESCO CORPORATE BOND FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek to provide current income with preservation of capital.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

			You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 228% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	228.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

			Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption Narrative [Text Block]		rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds, and in derivatives and other instruments that have economic characteristics similar to such securities. For these purposes, a corporate bond is defined as any corporate debt security with an original term to maturity of greater than one year.

At least 65% of the Fund’s net assets must be, and up to 100% may be, invested in investment grade securities; securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; commercial paper rated Prime by Moody’s Investors Service, Inc. (Moody’s) or A- or higher by Standard & Poor’s Ratings Services (S&P); and cash and cash equivalents.

Up to 35% of the Fund’s net assets may be invested in securities rated below investment grade. Below investment grade securities are commonly referred to as junk bonds. No more than 20% of the Fund’s net assets may be invested in securities rated B- or below by S&P or B3 or below by Moody’s or unrated securities determined by the Adviser to be of comparable quality (excluding unrated U.S. government agency obligations). The ratings specified above apply to preferred stocks as well as to corporate bonds.

The Fund may invest up to 10% of its net assets in preferred stocks. In addition, the Fund may invest a portion or all of its net assets in securities issued by foreign governments or corporations, including those located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles; provided, however, that the Fund may not invest more than 30% of its net assets in non-U.S. dollar denominated securities.

The Fund may invest up to 20% of its net assets in convertible securities.

Common stocks may be temporarily acquired in the portfolio as a result of conversion of convertible securities into such common stocks or upon exercise of warrants attached to or included in a unit with a debt security purchased by the Fund.

The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933. The Fund may also purchase municipal securities. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.

The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that a Fund buys or sells a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis.

The Fund can invest in derivative instruments including swap contracts, options, futures contracts and forward foreign currency contracts.

The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use credit default index swaps to hedge credit risk or take a position on a basket of credit entities; total return swaps to gain exposure to a reference asset; and volatility swaps to adjust the volatility profile of the Fund.

The Fund can use options, including currency options, to seek alpha (return on investments in excess of the Barclays U.S. Credit Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.

The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures to hedge against adverse movements in or to increase or decrease its exposure to foreign currencies.

The Fund can engage in foreign currency transactions either on a spot basis or through forward foreign currency contracts to gain or mitigate the risk of foreign currency exposure. Spot contracts allow for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time. Forward foreign currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha.

The portfolio managers utilize the Barclays U.S. Credit Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors—such as sector and issuer weightings and duration—relative to the index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha.

The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

Specialists employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology.

Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund.

			In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.

			Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral.
Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund’s and Van Kampen Corporate Bond Fund’s (the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

			Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s and Van Kampen Corporate Bond Fund’s (the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]		rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Class A shares year-to-date (ended March 31, 2015): 2.49% Best Quarter (ended June 30, 2009): 11.08% Worst Quarter (ended September 30, 2008): -8.41%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2014)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, B, C, R and Y | INVESCO CORPORATE BOND FUND | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.91%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See "Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs)."
1 Year		rr_ExpenseExampleYear01	$ 514
3 Years		rr_ExpenseExampleYear03	703
5 Years		rr_ExpenseExampleYear05	907
10 Years		rr_ExpenseExampleYear10	1,497
1 Year		rr_ExpenseExampleNoRedemptionYear01	514
3 Years		rr_ExpenseExampleNoRedemptionYear03	703
5 Years		rr_ExpenseExampleNoRedemptionYear05	907
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,497
2005		rr_AnnualReturn2005	2.45%
2006		rr_AnnualReturn2006	3.86%
2007		rr_AnnualReturn2007	4.78%
2008		rr_AnnualReturn2008	(8.17%)
2009		rr_AnnualReturn2009	20.92%
2010		rr_AnnualReturn2010	8.70%
2011		rr_AnnualReturn2011	5.89%
2012		rr_AnnualReturn2012	11.44%
2013		rr_AnnualReturn2013	(0.05%)
2014		rr_AnnualReturn2014	8.00%
Year to Date Return, Label		rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.49%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	11.08%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(8.41%)
1 Year		rr_AverageAnnualReturnYear01	3.43%
5 Years		rr_AverageAnnualReturnYear05	5.80%
10 Years		rr_AverageAnnualReturnYear10	5.08%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 23, 1971
Class A, B, C, R and Y | INVESCO CORPORATE BOND FUND | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees		rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.91%
1 Year		rr_ExpenseExampleYear01	$ 593
3 Years		rr_ExpenseExampleYear03	590
5 Years		rr_ExpenseExampleYear05	704
10 Years		rr_ExpenseExampleYear10	1,120
1 Year		rr_ExpenseExampleNoRedemptionYear01	93
3 Years		rr_ExpenseExampleNoRedemptionYear03	290
5 Years		rr_ExpenseExampleNoRedemptionYear05	504
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,120
1 Year		rr_AverageAnnualReturnYear01	2.99%
5 Years		rr_AverageAnnualReturnYear05	6.33%
10 Years		rr_AverageAnnualReturnYear10	5.16%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 28, 1992
Class A, B, C, R and Y | INVESCO CORPORATE BOND FUND | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.66%
1 Year		rr_ExpenseExampleYear01	$ 269
3 Years		rr_ExpenseExampleYear03	523
5 Years		rr_ExpenseExampleYear05	902
10 Years		rr_ExpenseExampleYear10	1,965
1 Year		rr_ExpenseExampleNoRedemptionYear01	169
3 Years		rr_ExpenseExampleNoRedemptionYear03	523
5 Years		rr_ExpenseExampleNoRedemptionYear05	902
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,965
1 Year		rr_AverageAnnualReturnYear01	6.08%
5 Years		rr_AverageAnnualReturnYear05	5.96%
10 Years		rr_AverageAnnualReturnYear10	4.80%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 30, 1993
Class A, B, C, R and Y | INVESCO CORPORATE BOND FUND | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.16%
1 Year		rr_ExpenseExampleYear01	$ 118
3 Years		rr_ExpenseExampleYear03	368
5 Years		rr_ExpenseExampleYear05	638
10 Years		rr_ExpenseExampleYear10	1,409
1 Year		rr_ExpenseExampleNoRedemptionYear01	118
3 Years		rr_ExpenseExampleNoRedemptionYear03	368
5 Years		rr_ExpenseExampleNoRedemptionYear05	638
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,409
1 Year	[2]	rr_AverageAnnualReturnYear01	7.73%
5 Years	[2]	rr_AverageAnnualReturnYear05	6.46%
10 Years	[2]	rr_AverageAnnualReturnYear10	5.28%
Inception Date	[2]	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2011
Class A, B, C, R and Y | INVESCO CORPORATE BOND FUND | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.66%
1 Year		rr_ExpenseExampleYear01	$ 67
3 Years		rr_ExpenseExampleYear03	211
5 Years		rr_ExpenseExampleYear05	368
10 Years		rr_ExpenseExampleYear10	822
1 Year		rr_ExpenseExampleNoRedemptionYear01	67
3 Years		rr_ExpenseExampleNoRedemptionYear03	211
5 Years		rr_ExpenseExampleNoRedemptionYear05	368
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 822
1 Year		rr_AverageAnnualReturnYear01	8.26%
5 Years		rr_AverageAnnualReturnYear05	7.02%
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	5.95%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 12, 2005
Class A, B, C, R and Y | INVESCO CORPORATE BOND FUND | Return After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.68%
5 Years		rr_AverageAnnualReturnYear05	4.09%
10 Years		rr_AverageAnnualReturnYear10	3.31%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 23, 1971
Class A, B, C, R and Y | INVESCO CORPORATE BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.92%
5 Years		rr_AverageAnnualReturnYear05	3.78%
10 Years		rr_AverageAnnualReturnYear10	3.21%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 23, 1971
Class A, B, C, R and Y | INVESCO CORPORATE BOND FUND | Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.53%
5 Years		rr_AverageAnnualReturnYear05	6.25%
10 Years		rr_AverageAnnualReturnYear10	5.46%
Class A, B, C, R and Y | INVESCO CORPORATE BOND FUND | Lipper BBB Rated Funds Index
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.33%
5 Years		rr_AverageAnnualReturnYear05	7.02%
10 Years		rr_AverageAnnualReturnYear10	5.48%

[1]	A contingent deferred sales charge may apply in some cases. See "Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs)."
[2]	Class R shares' performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursements.